Related parties - Additional Information (Details) - Sociedad Minera Cerro Verde S.A.A.	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Percentage of total revenues	0.27%	0.29%	0.25%
Freeport Minerals Corporation [Member]
Disclosure of transactions between related parties [line items]
Minimum period to provide written notice for termination	24 months
Sumitomo Metal Mining Company, Ltd. [Member]
Disclosure of transactions between related parties [line items]
Percentage of annual copper concentrate production committed to sell	21.00%
Minimum period to provide written notice for termination	24 months
Climax Molybdenum Marketing Corporation [Member]
Disclosure of transactions between related parties [line items]
Proportion of sales commitment made by entity, related party transactions	100.00%
Minimum | Freeport Minerals Corporation [Member]
Disclosure of transactions between related parties [line items]
Proportion of sales commitment made by entity, related party transactions	70.00%
Maximum | Freeport Minerals Corporation [Member]
Disclosure of transactions between related parties [line items]
Proportion of sales commitment made by entity, related party transactions	80.00%